Income Taxes - Schedule of Carrying Amounts of Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Total deferred tax assets	$ 56,449	$ 67,916
Deferred tax liabilities
Total deferred tax liabilities	(228,934)	(300,209)
Deferred tax liabilities, net	(172,485)	(232,293)
Foreign tax credits [Member]
Deferred tax assets
Total deferred tax assets	2,692	2,999
Corporate interest restriction [Member]
Deferred tax assets
Total deferred tax assets		7,397
Financing charges [Member]
Deferred tax assets
Total deferred tax assets		4,412
Deferred tax liabilities
Total deferred tax liabilities	(7,511)
Deferred revenue [Member]
Deferred tax assets
Total deferred tax assets	5,783	7,249
Loss Carry Forwards [Member]
Deferred tax assets
Total deferred tax assets	44,309	43,520
Reserves [Member]
Deferred tax assets
Total deferred tax assets	1,363	1,467
Other [Member]
Deferred tax assets
Total deferred tax assets	2,302	872
Capital assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(46,149)	(76,376)
Intangible assets [Member]
Deferred tax liabilities
Total deferred tax liabilities	(174,514)	(222,159)
Employee benefits [Member]
Deferred tax liabilities
Total deferred tax liabilities	$ (760)	$ (1,674)